Stock-Based Compensation - Schedule of Activity for All Restricted Stock Units Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units [Member]
Schedule of Activity for All Restricted Stock Units Granted [Line Items]
Shares Unvested, Beginning balance	149,723	231,413	352,050
Weighted- average grant date fair value Unvested, Beginning balance	$ 341.02	$ 348.4	$ 367.6
Shares Granted	3,500	4,000	14,250
Weighted- average grant date fair value Granted	$ 17.63	$ 24.59	$ 55.8
Shares Vested	(70,345)	(77,441)	(83,751)
Weighted- average grant date fair value Vested	$ 351.28	$ 350.51	$ 367.6
Shares Cancelled	(18,441)	(8,249)	(51,136)
Weighted- average grant date fair value Cancelled	$ 297.44	$ 305.6	$ 367.6
Shares Unvested, Ending balance	64,437	149,723	231,413
Weighted- average grant date fair value Unvested, Ending balance	$ 324.73	$ 341.02	$ 348.4
Performance Share Based Restricted Stock Units [Member]
Schedule of Activity for All Restricted Stock Units Granted [Line Items]
Shares Unvested, Beginning balance	69,322	69,322
Weighted- average grant date fair value Unvested, Beginning balance	$ 23.4	$ 77.6
Shares Granted	69,322	69,322	69,322
Weighted- average grant date fair value Granted	$ 18.2	$ 23.4	$ 77.6
Shares Vested	(59,419)	(69,322)
Weighted- average grant date fair value Vested	$ 23.4	$ 77.6
Shares Cancelled	(9,903)
Weighted- average grant date fair value Cancelled	$ 23.4
Shares Unvested, Ending balance	69,322	69,322	69,322
Weighted- average grant date fair value Unvested, Ending balance	$ 18.2	$ 23.4	$ 77.6